Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2024	2025
	US$	US$
Copyright for teaching materials	120	120
Computer software	5	5
Total	125	125
Less: Accumulated amortization	(45)	(57)
Intangible assets, net	80	68

Schedule of amortization expense of intangible assets

Amortization
Expense
US$
2026	12
2027	12
2028	12
2029	12
2030 and thereafter	20
Total	68